CONSTRUCTION LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Record Street Brewing Co [Member]
CONSTRUCTION LIABILITY

NOTE 6 – CONSTRUCTION LIABILITY

During 2016, the company entered into a construction contract for leasehold improvements. This contract was not completed and litigation commenced between the Company and the counterparty to the contract in 2016. This litigation was subsequently settled in November 2017 for a payment of $82,500 and a two year noninterest bearing note in the total amount  of $90,000 which requires monthly payments of $3,750. The Company has accrued this liability as of June 30, 2016 when the construction ceased.

NOTE 6 – CONSTRUCTION LIABILITY

During 2016, the company entered into a construction contract for leasehold improvements. This contract was not completed and litigation commenced between the Company and the counterparty to the contract in 2016. This litigation was subsequently settled in November 2017 for a payment of $82,500 and a two year noninterest bearing note in the total amount  of $90,000 which requires monthly payments of $3,750. The Company has accrued this liability as of June 30, 2016 when the construction ceased.